Fair Value Measurements (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 0
Us Treasury Securities [Member]
Payments to Acquire Investments	$ 35,992,080